Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT	MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Note	Mineral properties (note 9(a))	Plant and equipment	Construction- in-progress (note 9(b))	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2022		$2,092,144	$820,531	$382,338	$50,797	$3,345,810
Additions(1)		92,287	82,320	421,771	—	596,378
Transfers		414	72,993	(73,407)	—	—
Disposals		—	(6,548)	—	—	(6,548)
Change in reclamation and closure cost asset		23,185	—	—	—	23,185
Foreign currency translation		9,913	2,589	15,436	206	28,144
Balance – December 31, 2023		2,217,943	971,885	746,138	51,003	3,986,969
Remeasurement to fair value on Greenstone Acquisition	5	684,254	(15,227)	—	—	669,027
Acquired in Greenstone Acquisition(2)	5	890,390	76,013	479,937	5,762	1,452,102
Additions(1)		135,442	102,829	285,419	—	523,690
Transfers		436,969	818,419	(1,255,388)	—	—
Disposals		—	(52,820)	—	—	(52,820)
Change in reclamation and closure cost asset		16,161	—	—	—	16,161
Foreign currency translation	3(b)(ii)	(50,456)	(14,716)	(43,846)	406	(108,612)
Balance – December 31, 2024		$4,330,703	$1,886,383	$212,260	$57,171	$6,486,517

Accumulated depreciation and depletion
Balance – December 31, 2022		$317,568	$187,743	$—	$—	$505,311
Depreciation and depletion		140,212	121,669	—	—	261,881
Disposals		—	(5,727)	—	—	(5,727)
Foreign currency translation		—	291	—	—	291
Balance – December 31, 2023		457,780	303,976	—	—	761,756
Remeasurement to fair value on Greenstone Acquisition	5	—	(14,699)	—	—	(14,699)
Depreciation and depletion		97,570	118,884	—	—	216,454
Disposals		—	(40,895)	—	—	(40,895)
Foreign currency translation	3(b)(ii)	—	(812)	—	—	(812)
Balance – December 31, 2024		$555,350	$366,454	$—	$—	$921,804
Net book value
At December 31, 2023		$1,760,163	$667,909	$746,138	$51,003	$3,225,213
At December 31, 2024		$3,775,353	$1,519,929	$212,260	$57,171	$5,564,713
(1)Additions for the year ended December 31, 2024 include the following non-cash additions: $52.7 million (2023 – $40.3 million) in additions to right-of-use assets included in plant and equipment, and $5.8 million and $1.8 million (2023 – $4.5 million and $7.6 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively. In addition, $84.1 million (2023 – $46.2 million) of borrowing costs incurred were capitalized to construction-in-progress.
(2)Acquired in Greenstone Acquisition amounts represent the fair values of 40% of Greenstone’s mineral properties, plant and equipment that the Company did not previously own prior to the Greenstone Acquisition. Plant and equipment acquired includes $21.5 million of right-of-use assets.
9.    MINERAL PROPERTIES, PLANT AND EQUIPMENT (CONTINUED)
(a)Non-depletable mineral properties
Mineral properties at December 31, 2024 that are currently not subject to depletion amount to $44.1 million relating to Los Filos (2023 – $403.4 million and $63.4 million relating to Greenstone and Los Filos, respectively).
(b)Construction-in-progress
During the year ended December 31, 2024, the Company capitalized $268.0 million of costs, including capitalized borrowing costs of $84.1 million, to construction-in-progress at Greenstone (2023 – $421.8 million, including capitalized borrowing costs of $46.2 million, to construction-in-progress at Greenstone). The capitalization of borrowing costs relating to Greenstone ceased effective November 6, 2024 upon Greenstone reaching commercial production.
During the year ended December 31, 2024, the Company reclassified total costs of $437.0 million and $818.4 million from construction-in-progress to mineral properties and plant and equipment, respectively, which included costs reclassified on completion of commissioning of certain equipment and upon Greenstone reaching commercial production on November 6, 2024. Depreciation and depletion of mineral properties, plant and equipment at Greenstone commenced after reaching commercial production.
(c)Impairment indicator
At December 31, 2024, based on evidence identified from internal reporting, the Company revised the budgeted gold recoveries at Santa Luz for 2025 and reduced the LOM recovery rate. The reduced expectations of gold recoveries at Santa Luz was determined to be an indicator of impairment and accordingly, the Company estimated the recoverable amount of the Santa Luz CGU and performed an impairment test as at December 31, 2024. The recoverable amount of the Santa Luz CGU, being its FVLCOD, was calculated based on a discounted cash flow model for mineral reserves and an in-situ value for unmodelled mineral resources. The Company determined that no impairment loss was required to be recognized (note 4(b)(vi)).
(d)Royalty arrangements
Certain of the Company’s mineral properties are subject to royalty arrangements based on their net smelter return (“NSR”), gross revenue and other measures. At December 31, 2024, the Company’s significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Greenstone	3% NSR
Mesquite	Weighted average LOM NSR of 2%
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenue
Aurizona	1.5% of gross revenue; 3-5% sliding scale NSR based on gold price
Fazenda	1.5% of gross revenue
RDM	1% of gross revenue; 1.5% of gross revenue
Santa Luz	1.375% of gross revenue; 1.5% of gross revenue; 2% of gross revenue for the CBPM area of the C1 deposit
Castle Mountain	2.65% NSR; 5% of gross revenue for the South Domes area